Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (18.1%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-1	2.670%	4/15/25	1,173	1,171
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	6,933	6,908
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,500	3,421
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	1,987
[1]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	9,350	9,023
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,056
[1]	Americredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	11,000	11,000
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	4,147	4,126
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	1,243	1,222
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,835
[1]	Americredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	3,994
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	780	776
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	512	503
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	2,760	2,736
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	482
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	4,640	4,350
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,162
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,434
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	5,130	5,117
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	2,500	2,479
[1]	BMW Vehicle Owner Trust Class A2A Series 2022-A	2.520%	12/26/24	949	946
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,250	4,145
[1]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	2,770	2,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,479
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,181	1,121
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	4,098	4,079
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	4,153	4,121
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	4,402	4,384
[1]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	6,320	6,296
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,200	1,171
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,151
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,500	1,460
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	2,793	2,774
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	7,860	7,860
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	2,637	2,620
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	6,500	6,497
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,525
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,493
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	1,203	1,195
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	4,296	4,284
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	1,740	1,731
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	7,350	7,350
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	27	27
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	5,000	4,783
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	1,766	1,763
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	1,743	1,732
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,578
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,539
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,426
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	7,625	7,362
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	2,300	2,297
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	2,230	2,215
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	4,180	4,153
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	2,709	2,684
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,452
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	512	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	1,253	1,243
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	2,330	2,330
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	1,995	1,935
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	5,000	4,956
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	4,030	4,000
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	358	358
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.215%	10/25/23	973	965
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	6.065%	10/26/23	263	263
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06 , SOFR30A + 1.700%	7.015%	10/25/23	1,148	1,148
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,085
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	106	106
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	376	369
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	430	420
[1,2]	Ford Credit Auto Lease Trust Class A Series 2018-1	3.190%	7/15/31	6,770	6,535
[1]	Ford Credit Auto Lease Trust Class A2A Series 2023-B	5.900%	2/15/26	4,200	4,198
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	148	148
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,720
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	869
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	5.910%	10/15/26	9,630	9,623
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,358
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,216
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,330	6,287
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	13,550	12,846
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	2,330	2,320
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	1,610	1,605
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	2,378	2,373
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,515
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,554
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,452
[1,2]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	5,370	5,192
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.115%	10/25/23	993	991
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	157	157
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	3,500	3,469
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,500	2,472
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,500	4,464
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,692
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	660
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,738
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,703
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3	3.500%	9/16/25	4,583	4,553
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-4	4.600%	11/17/25	8,212	8,173
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	2,875	2,863
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	379
[1]	GM Financial Revolving Receivables Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,011
[1]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	7,190	7,186
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	3,059	3,048
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,250	1,222
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,748
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	8,731
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	510	506
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	2,560	2,546
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,459
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,607
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	11,962
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	4,350	4,349
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	106	106
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,748
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,421
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	4,280	4,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-B	3.500%	4/15/26	11,730	11,472
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	12,230	12,007
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	2,982
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	2,299	2,285
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	3,780	3,772
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,600	3,541
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,326
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	1,584	1,575
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	6,750	6,727
[1]	John Deere Owner Trust Class A2 Series 2023-B	5.590%	6/15/26	2,040	2,037
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	3,956
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	1,269	1,233
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	2,366	2,347
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	3,800	3,780
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	5,310	5,288
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	3,460	3,368
[1,2]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	4,870	4,618
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	1,959	1,943
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,660	8,519
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	4,836	4,826
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	3,042	3,031
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	1,740	1,739
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,490	1,485
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	4,451	4,427
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	9,210	9,080
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	1,180	1,145
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,140	3,094
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.062%	10/3/23	590	584
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	434	421
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	3,204	3,173
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	1,651	1,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	3,693	3,669
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,130	1,122
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	4,390	4,345
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	3,090	3,062
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	2,730	2,715
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,740	4,730
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,034	1,029
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	124	123
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	1,250	1,213
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	1,750	1,695
[1,2]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	2,650	2,651
[1]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,202
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	107	107
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.889%	6/22/26	6,020	5,990
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	11,610	11,606
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,400
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,461
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	2,678	2,667
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	4,163	4,133
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	6,336	6,318
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,077
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,464
[1,2]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	9,880	9,872
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,122
[1,2]	Toyota Lease Owner Trust Crass A3 Series 2023-A	4.930%	4/20/26	6,000	5,927
[1,2]	USAA Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	4,297	4,289
[1,2]	USAA Auto Owner Trust Owner Class A3 Series 2023-A	5.580%	5/15/28	9,860	9,838
[1]	Verizon Master Trust	1.380%	4/20/28	2,290	2,174
[1]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	10,870	10,319
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,654
[1]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	3,730	3,684
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	7,500	7,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	2,992
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,733
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	3,020	3,010
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,192
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	8,250	8,214
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	982	977
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,719	1,706
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	431	422
[1]	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	800	785
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	4,639	4,596
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	4,813	4,803
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	2,476	2,465
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-C	5.570%	12/15/26	8,500	8,466
[1]	World Omni Automobile Lease Securitization Class A3 Series 2023-A	5.070%	9/15/26	3,730	3,691
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	529
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,814
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	770
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $746,796)					742,431
Corporate Bonds (70.2%)
Communications (4.0%)
	AT&T Inc.	0.900%	3/25/24	199	194
	British Telecommunications plc	4.500%	12/4/23	630	628
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,289	1,282
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	25,160	24,587
	Discovery Communications LLC	3.900%	11/15/24	7,356	7,142
	Discovery Communications LLC	3.450%	3/15/25	1,300	1,249
	Fox Corp.	4.030%	1/25/24	16,098	15,981
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,041
	Netflix Inc.	5.875%	2/15/25	2,760	2,757
[2]	Netflix Inc.	3.625%	6/15/25	24,743	23,836
[2]	NTT Finance Corp.	0.583%	3/1/24	10,905	10,657
[2]	NTT Finance Corp.	4.142%	7/26/24	5,540	5,460
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	1,800	1,755
	Sprint LLC	7.625%	2/15/25	21,041	21,372
	Take-Two Interactive Software Inc.	3.300%	3/28/24	809	798
	T-Mobile USA Inc.	3.500%	4/15/25	1,320	1,273
	Verizon Communications Inc.	0.750%	3/22/24	10,482	10,232
	Verizon Communications Inc.	3.376%	2/15/25	2,895	2,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	0.850%	11/20/25	6,350	5,745
	Vodafone Group plc	3.750%	1/16/24	4,500	4,469
	Walt Disney Co.	3.700%	9/15/24	1,870	1,834
	Warnermedia Holdings Inc.	3.638%	3/15/25	16,889	16,283
					164,376
Consumer Discretionary (4.7%)
	American Honda Finance Corp.	2.400%	6/27/24	2,500	2,438
	American Honda Finance Corp.	0.550%	7/12/24	4,535	4,360
	American Honda Finance Corp.	4.600%	4/17/25	26,000	25,576
	American Honda Finance Corp.	5.000%	5/23/25	8,536	8,440
	AutoZone Inc.	3.250%	4/15/25	4,850	4,666
[2]	BMW Finance NV	2.400%	8/14/24	2,520	2,448
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,549
[2]	BMW US Capital LLC	3.900%	4/9/25	5,038	4,911
[2]	BMW US Capital LLC	5.300%	8/11/25	1,740	1,731
	eBay Inc.	3.450%	8/1/24	1,288	1,262
[2]	ERAC USA Finance LLC	2.700%	11/1/23	13,691	13,653
	General Motors Co.	6.125%	10/1/25	5,910	5,898
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,282	2,275
	General Motors Financial Co. Inc.	1.200%	10/15/24	5,865	5,574
	General Motors Financial Co. Inc.	2.900%	2/26/25	4,000	3,816
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,588
	Honda Motor Co. Ltd.	2.271%	3/10/25	4,139	3,947
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	4,280	4,240
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	2,760	2,702
[2]	Mercedes-Benz Finance North America LLC	2.700%	6/14/24	2,600	2,544
[2]	Mercedes-Benz Finance North America LLC	3.250%	8/1/24	7,917	7,746
[2]	Mercedes-Benz Finance North America LLC	5.500%	11/27/24	2,175	2,171
[2]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	8,640	8,563
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	21,095	21,001
	Toyota Motor Corp.	0.681%	3/25/24	13,220	12,903
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,648
	Toyota Motor Credit Corp.	4.400%	9/20/24	3,637	3,591
	Toyota Motor Credit Corp.	4.800%	1/10/25	2,800	2,774
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	15,698	15,590
[2]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	1,370	1,327
[2]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	329
					191,261
Consumer Staples (4.2%)
[2]	7-Eleven Inc.	0.800%	2/10/24	16,013	15,706
	Altria Group Inc.	4.000%	1/31/24	8,360	8,294
	Altria Group Inc.	3.800%	2/14/24	8,944	8,864
	BAT Capital Corp.	3.222%	8/15/24	7,156	6,985
	BAT Capital Corp.	2.789%	9/6/24	4,629	4,493
	Campbell Soup Co.	3.950%	3/15/25	3,939	3,826
	Constellation Brands Inc.	3.600%	5/9/24	4,556	4,493
	Diageo Capital plc	2.125%	10/24/24	1,920	1,849
	Dollar General Corp.	4.150%	11/1/25	22,204	21,407
	General Mills Inc.	4.000%	4/17/25	190	185
	Haleon UK Capital plc	3.125%	3/24/25	8,690	8,342
	Haleon US Capital LLC	3.024%	3/24/24	3,760	3,706
	Hershey Co.	2.050%	11/15/24	2,880	2,772
	Hormel Foods Corp.	0.650%	6/3/24	3,868	3,738
[2]	Kenvue Inc.	5.500%	3/22/25	17,530	17,490
	Keurig Dr Pepper Inc.	0.750%	3/15/24	15,021	14,673
[2]	Mars Inc.	2.700%	4/1/25	1,100	1,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	1,246	1,186
[2]	Mondelez International Holdings Netherlands BV	4.250%	9/15/25	890	868
	Mondelez International Inc.	2.125%	3/17/24	5,275	5,185
	Mondelez International Inc.	1.500%	5/4/25	1,088	1,018
	PepsiCo Inc.	3.500%	7/17/25	4,695	4,546
	Philip Morris International Inc.	2.875%	5/1/24	281	276
	Philip Morris International Inc.	5.125%	11/15/24	16,841	16,719
	Philip Morris International Inc.	5.000%	11/17/25	7,600	7,508
	Reynolds American Inc.	4.450%	6/12/25	4,571	4,441
	Unilever Capital Corp.	2.600%	5/5/24	3,400	3,337
					172,960
Energy (3.9%)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	900	888
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,481	5,112
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,880	4,843
	Enbridge Energy Partners LP	5.875%	10/15/25	8,326	8,322
	Enbridge Inc.	4.000%	10/1/23	4,768	4,768
	Enbridge Inc.	0.550%	10/4/23	4,382	4,382
	Energy Transfer LP	5.875%	1/15/24	894	894
	Energy Transfer LP	4.900%	2/1/24	5,220	5,198
	Energy Transfer LP	4.500%	4/15/24	252	250
	Energy Transfer LP	3.900%	5/15/24	2,000	1,973
	Energy Transfer LP	4.050%	3/15/25	10,000	9,720
	Energy Transfer LP	2.900%	5/15/25	250	237
	Energy Transfer LP	4.750%	1/15/26	900	876
	EOG Resources Inc.	3.150%	4/1/25	600	578
	Equinor ASA	2.650%	1/15/24	2,880	2,855
	Equinor ASA	3.250%	11/10/24	2,000	1,949
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,916	5,462
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,796	4,764
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	2,977	2,945
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,585	1,559
[2]	Kinder Morgan Inc.	5.625%	11/15/23	5,707	5,701
	Marathon Petroleum Corp.	4.700%	5/1/25	17,187	16,832
	MPLX LP	4.000%	2/15/25	776	754
	MPLX LP	4.875%	6/1/25	7,935	7,780
	Ovintiv Inc.	5.650%	5/15/25	6,455	6,417
	Phillips 66	0.900%	2/15/24	7,594	7,452
	Phillips 66	3.850%	4/9/25	750	729
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	11,580	11,240
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	365	364
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	5,236	5,202
	Saudi Arabian Oil Co.	1.250%	11/24/23	200	198
	TransCanada PipeLines Ltd.	1.000%	10/12/24	2,170	2,062
	Western Midstream Operating LP	3.100%	2/1/25	6,479	6,207
	Western Midstream Operating LP	3.950%	6/1/25	450	432
	Williams Cos. Inc.	4.500%	11/15/23	5,113	5,101
	Williams Cos. Inc.	4.300%	3/4/24	5,211	5,172
	Williams Cos. Inc.	4.550%	6/24/24	3,977	3,934
	Williams Cos. Inc.	3.900%	1/15/25	5,160	5,021
	Williams Cos. Inc.	4.000%	9/15/25	350	337
					158,510
Financials (31.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	422	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	7,755	7,726
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	2,150	2,124
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	8,184	7,800
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,329	3,205
	Affiliated Managers Group Inc.	4.250%	2/15/24	6,784	6,725
	Air Lease Corp.	0.700%	2/15/24	1,837	1,798
	Air Lease Corp.	4.250%	9/15/24	754	741
	Air Lease Corp.	2.300%	2/1/25	976	925
	Ally Financial Inc.	1.450%	10/2/23	10,000	10,000
	American Express Co.	2.250%	3/4/25	3,911	3,716
	American Express Co.	3.950%	8/1/25	16,500	15,963
	American Express Co.	4.990%	5/1/26	19,500	19,149
	American International Group Inc.	2.500%	6/30/25	3,460	3,262
	Ameriprise Financial Inc.	3.000%	4/2/25	1,000	959
	Aon Global Ltd.	3.500%	6/14/24	950	933
[2]	Athene Global Funding	1.200%	10/13/23	17,773	17,748
[2]	Athene Global Funding	2.514%	3/8/24	750	736
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	2,600	2,589
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	12,760	12,769
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.350%	10/26/23	6,606	4,273
	Banco Santander SA	2.706%	6/27/24	13,400	13,058
	Banco Santander SA	5.742%	6/30/24	5,698	5,679
	Banco Santander SA	3.496%	3/24/25	1,350	1,297
	Banco Santander SA	2.746%	5/28/25	2,800	2,638
	Bank of America Corp.	3.950%	4/21/25	5,870	5,667
	Bank of America Corp.	3.366%	1/23/26	5,000	4,803
	Bank of America Corp.	2.015%	2/13/26	4,400	4,138
	Bank of America Corp.	3.384%	4/2/26	3,040	2,908
	Bank of America Corp.	1.319%	6/19/26	4,455	4,084
	Bank of America NA	5.650%	8/18/25	25,000	24,944
	Bank of Montreal	5.200%	12/12/24	15,000	14,866
	Bank of Montreal	1.500%	1/10/25	6,880	6,506
	Bank of Montreal	1.850%	5/1/25	3,431	3,218
	Bank of Montreal	5.920%	9/25/25	21,000	20,953
	Bank of New York Mellon	5.148%	5/22/26	8,400	8,314
	Bank of New York Mellon Corp.	1.600%	4/24/25	820	768
	Bank of New York Mellon Corp.	4.414%	7/24/26	3,725	3,619
	Bank of Nova Scotia	5.250%	12/6/24	5,460	5,411
	Bank of Nova Scotia	2.200%	2/3/25	5,000	4,756
	Bank of Nova Scotia	5.450%	6/12/25	37,000	36,637
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	28,000	27,383
	Barclays plc	3.650%	3/16/25	1,575	1,516
	BlackRock Inc.	3.500%	3/18/24	16,469	16,294
[2]	BNP Paribas SA	3.800%	1/10/24	6,000	5,961
[2]	BPCE SA	5.700%	10/22/23	5,800	5,794
[2]	BPCE SA	4.625%	7/11/24	2,925	2,870
[2]	Brighthouse Financial Global Funding	1.200%	12/15/23	851	841
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	5,000	4,806
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	30,500	30,102
	Capital One Financial Corp.	3.300%	10/30/24	2,514	2,436
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citibank NA	5.864%	9/29/25	18,520	18,537
	Citigroup Inc.	3.352%	4/24/25	2,000	1,964
	Citigroup Inc.	0.981%	5/1/25	4,998	4,836
	Citigroup Inc.	3.700%	1/12/26	2,130	2,025
	Citigroup Inc.	2.014%	1/25/26	2,550	2,407
	Citigroup Inc.	3.290%	3/17/26	1,500	1,435
	Citigroup Inc.	3.106%	4/8/26	1,070	1,021
	Cooperatieve Rabobank UA	3.375%	5/21/25	905	871
	Cooperatieve Rabobank UA	5.500%	7/18/25	20,360	20,265
[2]	Corebridge Global Funding	0.450%	12/8/23	7,187	7,088
	Credit Suisse AG	4.750%	8/9/24	2,436	2,402
	Credit Suisse AG	3.625%	9/9/24	7,433	7,236
	Credit Suisse AG	2.950%	4/9/25	5,200	4,940
[2]	Danske Bank AS	6.259%	9/22/26	12,500	12,501
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,073
[2]	Five Corners Funding Trust	4.419%	11/15/23	35,505	35,429
	Franklin Resources Inc.	2.850%	3/30/25	1,300	1,242
[2]	GA Global Funding Trust	1.250%	12/8/23	1,228	1,215
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,362
	GATX Corp.	4.350%	2/15/24	2,334	2,316
	Goldman Sachs Group Inc.	0.925%	10/21/24	770	764
	Goldman Sachs Group Inc.	5.700%	11/1/24	14,240	14,185
	Goldman Sachs Group Inc.	3.500%	4/1/25	851	819
	Goldman Sachs Group Inc.	3.750%	5/22/25	481	464
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,065
	HSBC Holdings plc	4.250%	3/14/24	9,200	9,109
	HSBC Holdings plc	2.999%	3/10/26	7,420	7,069
	HSBC Holdings plc	1.645%	4/18/26	6,240	5,797
	HSBC Holdings plc	2.099%	6/4/26	7,025	6,538
	HSBC Holdings plc	4.292%	9/12/26	8,435	8,098
	HSBC USA Inc.	5.625%	3/17/25	6,690	6,649
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,736
	Huntington National Bank	3.550%	10/6/23	5,924	5,915
	Intercontinental Exchange Inc.	3.650%	5/23/25	29,612	28,616
	Invesco Finance plc	4.000%	1/30/24	38,370	38,069
	Jackson Financial Inc.	1.125%	11/22/23	1,525	1,514
[2]	Jackson National Life Global Funding	3.250%	1/30/24	246	244
	JPMorgan Chase & Co.	3.875%	9/10/24	11,314	11,079
	JPMorgan Chase & Co.	3.220%	3/1/25	2,250	2,221
	JPMorgan Chase & Co.	3.845%	6/14/25	4,240	4,165
	JPMorgan Chase & Co.	5.546%	12/15/25	5,000	4,966
	JPMorgan Chase & Co.	2.595%	2/24/26	4,904	4,667
	JPMorgan Chase & Co.	2.005%	3/13/26	7,465	7,030
	JPMorgan Chase & Co.	2.083%	4/22/26	7,054	6,622
	JPMorgan Chase & Co.	4.080%	4/26/26	5,000	4,852
[5]	Lloyds Banking Group plc	3.900%	11/23/23	690	443
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,712
	Lloyds Banking Group plc	3.870%	7/9/25	6,216	6,094
	Lloyds Banking Group plc	2.438%	2/5/26	1,000	947
	Lloyds Banking Group plc	3.511%	3/18/26	2,095	2,008
[2]	Macquarie Bank Ltd.	2.300%	1/22/25	1,180	1,129
[2]	Macquarie Group Ltd.	6.207%	11/22/24	18,000	17,999
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	840	838
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	11,544	11,432
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	6,570	6,461
[2]	Met Tower Global Funding	0.700%	4/5/24	1,233	1,200
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,300	7,121
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	18,000	17,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	3,990	3,865
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	1,524	1,506
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	5,000	4,946
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	6,370	6,335
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,023
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,630	1,523
	Morgan Stanley	4.000%	7/23/25	5,000	4,834
	Morgan Stanley	2.630%	2/18/26	3,400	3,234
	Morgan Stanley	2.188%	4/28/26	910	855
	Morgan Stanley Bank NA	5.479%	7/16/25	15,240	15,166
	Nasdaq Inc.	5.650%	6/28/25	24,356	24,274
	National Australia Bank Ltd.	5.200%	5/13/25	11,700	11,626
	National Bank of Canada	5.250%	1/17/25	8,460	8,394
[2]	National Securities Clearing Corp.	5.150%	5/30/25	7,530	7,459
[2]	Nationwide Building Society	1.000%	8/28/25	8,000	7,267
[2]	New York Life Global Funding	2.900%	1/17/24	594	589
[2]	Nordea Bank Abp	4.750%	9/22/25	1,790	1,752
[2]	Nuveen Finance LLC	4.125%	11/1/24	4,025	3,920
	ORIX Corp.	4.050%	1/16/24	1,400	1,391
	ORIX Corp.	3.250%	12/4/24	270	261
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	3,447	3,419
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	4,790	4,597
	PNC Bank NA	3.250%	6/1/25	4,865	4,648
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,170	1,154
	PNC Financial Services Group Inc.	2.200%	11/1/24	3,468	3,327
	PNC Financial Services Group Inc.	5.671%	10/28/25	1,210	1,201
	PNC Financial Services Group Inc.	5.812%	6/12/26	15,063	14,940
[2]	Principal Life Global Funding II	0.500%	1/8/24	7,059	6,937
[2]	Principal Life Global Funding II	0.750%	4/12/24	4,246	4,127
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,768
	Protective Life Global Funding	0.631%	10/13/23	300	300
[2]	Protective Life Global Funding	0.473%	1/12/24	2,820	2,776
[2]	Protective Life Global Funding	3.104%	4/15/24	372	366
	Royal Bank of Canada	4.950%	4/25/25	30,025	29,574
[2]	Santander UK plc	5.000%	11/7/23	2,365	2,359
	Santander UK plc	1.089%	3/15/25	10,000	9,722
[4,5]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.997%	12/28/23	2,480	1,597
	State Street Corp.	3.300%	12/16/24	700	678
	State Street Corp.	2.354%	11/1/25	6,687	6,410
	State Street Corp.	4.857%	1/26/26	1,740	1,711
	State Street Corp.	2.901%	3/30/26	1,058	1,009
	State Street Corp.	5.104%	5/18/26	33,000	32,575
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	8,817	8,591
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	2,210	2,109
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	5,308	4,909
	Toronto-Dominion Bank	4.285%	9/13/24	3,884	3,823
	Toronto-Dominion Bank	3.766%	6/6/25	2,944	2,847
	Toronto-Dominion Bank	0.750%	9/11/25	24,278	22,094
	Truist Bank	1.500%	3/10/25	8,256	7,694
	Truist Financial Corp.	3.700%	6/5/25	12,247	11,746
	Truist Financial Corp.	1.200%	8/5/25	220	201
[2]	UBS AG	0.700%	8/9/24	10,000	9,557
	UBS AG	5.800%	9/11/25	25,000	24,902
	US Bancorp	1.450%	5/12/25	1,400	1,304
	US Bancorp	3.950%	11/17/25	5,000	4,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	5.727%	10/21/26	27,000	26,753
	US Bank NA	2.050%	1/21/25	9,071	8,613
[2]	USAA Capital Corp.	0.500%	5/1/24	1,710	1,656
[2]	USAA Capital Corp.	3.375%	5/1/25	1,000	964
	Wells Fargo & Co.	3.550%	9/29/25	3,620	3,458
	Wells Fargo & Co.	2.406%	10/30/25	14,916	14,287
	Wells Fargo & Co.	2.164%	2/11/26	1,812	1,710
	Wells Fargo & Co.	2.188%	4/30/26	5,960	5,595
	Wells Fargo & Co.	4.540%	8/15/26	5,320	5,165
	Wells Fargo Bank NA	5.550%	8/1/25	20,000	19,934
	Willis North America Inc.	3.600%	5/15/24	1,500	1,476
					1,269,720
Health Care (5.5%)
	AbbVie Inc.	3.800%	3/15/25	1,991	1,935
	AbbVie Inc.	3.600%	5/14/25	451	436
	Aetna Inc.	3.500%	11/15/24	520	506
	Amgen Inc.	5.250%	3/2/25	3,911	3,882
	Amgen Inc.	3.125%	5/1/25	12,190	11,701
	Baxalta Inc.	4.000%	6/23/25	7,638	7,409
	Baxter International Inc.	0.868%	12/1/23	586	581
	Baxter International Inc.	1.322%	11/29/24	2,180	2,064
[2]	Bayer US Finance II LLC	3.875%	12/15/23	12,109	12,058
[2]	Bayer US Finance II LLC	4.250%	12/15/25	3,140	3,022
	Becton Dickinson & Co.	3.363%	6/6/24	6,162	6,053
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,317	1,300
	Cardinal Health Inc.	3.079%	6/15/24	13,750	13,464
	Cencora Inc.	3.400%	5/15/24	11,650	11,460
	CVS Health Corp.	3.375%	8/12/24	3,184	3,113
	CVS Health Corp.	2.625%	8/15/24	7,693	7,478
	CVS Health Corp.	3.875%	7/20/25	4,612	4,455
	Elevance Health Inc.	3.350%	12/1/24	5,514	5,352
	Elevance Health Inc.	2.375%	1/15/25	1,633	1,559
	GE HealthCare Technologies Inc.	5.600%	11/15/25	24,732	24,577
	Gilead Sciences Inc.	3.700%	4/1/24	11,882	11,753
	GlaxoSmithKline Capital plc	3.000%	6/1/24	7,766	7,625
	HCA Inc.	5.375%	2/1/25	16,500	16,330
	Novartis Capital Corp.	3.400%	5/6/24	2,090	2,061
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	37,765	37,260
	Quest Diagnostics Inc.	3.500%	3/30/25	12,870	12,416
	Stryker Corp.	1.150%	6/15/25	1,820	1,688
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,446	10,421
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	700	667
	UnitedHealth Group Inc.	0.550%	5/15/24	790	765
	Wyeth LLC	6.450%	2/1/24	1,120	1,122
					224,513
Industrials (4.3%)
[5]	Aurizon Network Pty Ltd.	4.000%	6/21/24	7,160	4,560
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	4,143	4,052
	Boeing Co.	1.433%	2/4/24	7,535	7,417
	Boeing Co.	4.875%	5/1/25	18,200	17,886
	Canadian Pacific Railway Co.	2.900%	2/1/25	17,500	16,838
	Carrier Global Corp.	2.242%	2/15/25	250	238
	Caterpillar Financial Services Corp.	3.300%	6/9/24	978	962
	Caterpillar Financial Services Corp.	0.600%	9/13/24	2,320	2,213
	Caterpillar Financial Services Corp.	4.900%	1/17/25	4,460	4,429
	CNH Industrial Capital LLC	4.200%	1/15/24	5,448	5,412
	CNH Industrial Capital LLC	5.450%	10/14/25	2,820	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Daimler Truck Finance North America LLC	3.500%	4/7/25	234	226
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	10,665	10,606
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	9,318	9,223
[2]	Daimler Trucks Finance North America LLC	5.200%	1/17/25	4,400	4,359
	General Dynamics Corp.	3.250%	4/1/25	6,283	6,069
	John Deere Capital Corp.	4.950%	6/6/25	2,230	2,215
	L3Harris Technologies Inc.	3.950%	5/28/24	2,400	2,366
	Parker-Hannifin Corp.	2.700%	6/14/24	1,100	1,075
	Parker-Hannifin Corp.	3.650%	6/15/24	13,450	13,223
	Parker-Hannifin Corp.	3.300%	11/21/24	2,620	2,549
	Ryder System Inc.	3.875%	12/1/23	3,530	3,514
	Ryder System Inc.	2.500%	9/1/24	1,250	1,210
	Ryder System Inc.	4.625%	6/1/25	3,160	3,088
	Ryder System Inc.	3.350%	9/1/25	2,860	2,727
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	4,964	4,902
	Southwest Airlines Co.	5.250%	5/4/25	19,331	19,102
	Trane Technologies Financing Ltd.	3.550%	11/1/24	2,248	2,191
	Union Pacific Corp.	3.150%	3/1/24	13,039	12,892
	Waste Management Inc.	3.125%	3/1/25	7,999	7,730
					176,074
Materials (1.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	384	377
	Celanese US Holdings LLC	3.500%	5/8/24	1,762	1,732
	DuPont de Nemours Inc.	4.493%	11/15/25	11,269	11,000
	Eastman Chemical Co.	3.800%	3/15/25	3,105	3,010
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,960	11,576
[2]	Glencore Funding LLC	1.625%	9/1/25	1,265	1,167
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.710%	11/15/23	4,126	4,121
	LyondellBasell Industries NV	5.750%	4/15/24	7,030	7,006
	Martin Marietta Materials Inc.	4.250%	7/2/24	3,000	2,963
	Mosaic Co.	4.250%	11/15/23	15,001	14,958
	Nutrien Ltd.	5.950%	11/7/25	16,835	16,839
	Packaging Corp. of America	3.650%	9/15/24	1,160	1,134
					75,883
Real Estate (4.1%)
	American Tower Corp.	0.600%	1/15/24	4,251	4,185
	American Tower Corp.	5.000%	2/15/24	630	627
	American Tower Corp.	2.950%	1/15/25	5,758	5,533
	American Tower Corp.	4.000%	6/1/25	10,183	9,850
	American Tower Corp.	1.300%	9/15/25	1,730	1,582
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	5,976
	AvalonBay Communities Inc.	3.450%	6/1/25	1,180	1,138
	Boston Properties LP	3.800%	2/1/24	3,774	3,739
	Crown Castle Inc.	3.200%	9/1/24	3,071	2,993
	ERP Operating LP	3.375%	6/1/25	19,420	18,662
	Essex Portfolio LP	3.500%	4/1/25	1,460	1,405
	Federal Realty OP LP	3.950%	1/15/24	12,250	12,164
[5]	General Property Trust	3.591%	11/7/23	4,630	2,972
[5]	General Property Trust	3.673%	9/19/24	580	367
	Healthpeak OP LLC	3.400%	2/1/25	750	724
	Healthpeak OP LLC	4.000%	6/1/25	3,290	3,190
	Kilroy Realty LP	3.450%	12/15/24	4,390	4,221
	Kimco Realty OP LLC	2.700%	3/1/24	1,221	1,202
	Mid-America Apartments LP	4.300%	10/15/23	7,889	7,871
	Mid-America Apartments LP	4.000%	11/15/25	2,300	2,225
	NNN REIT Inc.	3.900%	6/15/24	4,510	4,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,000	3,888
	Realty Income Corp.	4.600%	2/6/24	15,503	15,405
	Realty Income Corp.	3.875%	7/15/24	2,605	2,562
	Realty Income Corp.	3.875%	4/15/25	8,071	7,834
	Realty Income Corp.	4.625%	11/1/25	4,200	4,101
[5]	Region Retail Trust	3.900%	6/7/24	1,440	917
	Simon Property Group LP	3.750%	2/1/24	7,059	7,002
	Simon Property Group LP	3.375%	10/1/24	3,893	3,788
	Simon Property Group LP	3.500%	9/1/25	5,171	4,960
[5]	Stockland Trust	3.300%	3/22/24	1,800	1,148
	Ventas Realty LP	3.500%	4/15/24	1,400	1,378
	Ventas Realty LP	3.750%	5/1/24	1,000	984
	Welltower OP LLC	4.500%	1/15/24	8,669	8,607
	Welltower OP LLC	4.000%	6/1/25	9,220	8,906
					166,540
Technology (2.2%)
	Broadcom Inc.	3.625%	10/15/24	10,790	10,524
	Dell International LLC / EMC Corp.	5.850%	7/15/25	1,844	1,841
	Fiserv Inc.	3.800%	10/1/23	7,608	7,608
	Global Payments Inc.	2.650%	2/15/25	1,900	1,811
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	22,602	22,578
	HP Inc.	2.200%	6/17/25	7,749	7,286
	International Business Machines Corp.	3.000%	5/15/24	3,251	3,195
	NXP BV / NXP Funding LLC	4.875%	3/1/24	4,427	4,402
	Oracle Corp.	3.400%	7/8/24	2,942	2,887
	Oracle Corp.	2.500%	4/1/25	15,325	14,589
	Oracle Corp.	2.950%	5/15/25	1,250	1,195
	Oracle Corp.	5.800%	11/10/25	923	926
	PayPal Holdings Inc.	2.400%	10/1/24	6,113	5,915
	Verisk Analytics Inc.	4.000%	6/15/25	5,000	4,847
	VMware Inc.	1.000%	8/15/24	802	768
					90,372
Utilities (4.5%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,086
	Ameren Illinois Co.	3.250%	3/1/25	3,000	2,901
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	9,940
	American Water Capital Corp.	3.850%	3/1/24	16,000	15,844
	Appalachian Power Co.	3.400%	6/1/25	6,129	5,877
[5]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	8,610	5,455
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	10,874	10,593
	CenterPoint Energy Inc.	2.500%	9/1/24	4,089	3,959
	Constellation Energy Generation LLC	3.250%	6/1/25	13,029	12,427
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	2,160	1,354
	DTE Energy Co.	1.050%	6/1/25	5,350	4,934
	Duke Energy Corp.	3.950%	10/15/23	1,790	1,788
	Duke Energy Corp.	3.750%	4/15/24	8,332	8,232
	Duke Energy Corp.	0.900%	9/15/25	3,887	3,537
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,071	9,042
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	1,253	1,205
[5]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	7,020	4,424
	Eversource Energy	4.200%	6/27/24	6,000	5,921
	Eversource Energy	0.800%	8/15/25	1,258	1,146
	ITC Holdings Corp.	3.650%	6/15/24	9,187	9,032
[5]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	1,990	1,256
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,945
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	4,965	4,885
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	1,600	1,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	5,630	5,613
[4]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	5.741%	11/3/23	3,240	3,240
	NiSource Inc.	0.950%	8/15/25	18,060	16,456
	Public Service Electric and Gas Co.	3.000%	5/15/25	4,506	4,327
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,865	4,444
	Southern California Edison Co.	3.500%	10/1/23	5,643	5,643
	Southern Co.	0.600%	2/26/24	4,056	3,969
	Southern Co.	5.150%	10/6/25	2,000	1,979
[5]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	4,230	2,685
[4,5]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.645%	11/23/23	3,100	1,987
	Virginia Electric and Power Co.	3.150%	1/15/26	5,320	5,035
					185,763
Total Corporate Bonds (Cost $2,895,667)					2,875,972
Sovereign Bonds (1.1%)
[6]	Japan Treasury Discount Bill	0.000%	2/13/24	5,600,000	37,486
	Republic of Hungary	5.375%	3/25/24	5,996	5,985
Total Sovereign Bonds (Cost $44,996)					43,471
				Shares
Temporary Cash Investments (10.4%)
Money Market Fund (1.2%)
[7]	Vanguard Market Liquidity Fund	5.391%		490,731	49,068
			Maturity Date	Face Amount ($000)
Commercial Paper (0.7%)
[2,8]	AT&T Inc.	5.960%	2/21/24	14,900	14,541
[2]	CDP Financial Inc.	5.497%	4/15/24	15,270	14,791
					29,332
U.S. Government and Agency Obligations (8.5%)
[9]	United States Treasury Bill	5.351%–5.491%	8/8/24	75,791	72,377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	5.390%–5.500%	9/5/24	287,500	273,476
				345,853
Total Temporary Cash Investments (Cost $424,486)				424,253
Total Investments (99.8%) (Cost $4,111,945)				4,086,127
Other Assets and Liabilities—Net (0.2%)				7,871
Net Assets (100%)				4,093,998
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $733,054,000, representing 17.9% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Face amount denominated in Japanese yen.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At September 30, 2023, the aggregate value of these securities was $14,541,000, representing 0.4% of net assets.
9	Securities with a value of $3,426,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2023	(1,711)	(346,838)	639
5-Year U.S. Treasury Note	December 2023	(324)	(34,136)	422
				1,061

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Societe Generale SA	12/20/23	AUD	66	USD	42	—	—
Morgan Stanley Capital Services Inc.	12/20/23	AUD	34	USD	22	—	—
Toronto-Dominion Bank	12/20/23	USD	24,320	AUD	37,680	24	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	12/20/23	USD	9,798	AUD	15,167	19	—
JPMorgan Chase Bank, N.A.	2/13/24	USD	40,359	JPY	5,606,000	1,987	—
						2,030	—
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.
At September 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,052,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	742,431	—	742,431
Corporate Bonds	—	2,875,972	—	2,875,972
Sovereign Bonds	—	43,471	—	43,471
Temporary Cash Investments	49,068	375,185	—	424,253
Total	49,068	4,037,059	—	4,086,127
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,061	—	—	1,061
Forward Currency Contracts	—	2,030	—	2,030
Total	1,061	2,030	—	3,091
Liabilities
Forward Currency Contracts	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.